INTERIM FINANCIAL INFORMATION	6 Months Ended
Jun. 30, 2026
INTERIM FINANCIAL DATA [Abstract]
INTERIM FINANCIAL INFORMATION	INTERIM FINANCIAL INFORMATION
The unaudited condensed interim financial statements of SFL Corporation Ltd. (“SFL” or the “Company”) have been prepared on the same basis as the Company’s audited financial statements and, in the opinion of management, include all material adjustments, consisting only of normal recurring adjustments considered necessary in order to make the interim financial statements not misleading, in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The accompanying unaudited condensed interim financial statements do not include all of the disclosures required in annual consolidated financial statements and should be read in conjunction with the annual financial statements and notes included in the Annual Report on Form 20-F for the year ended December 31, 2025, which was filed with the U.S. Securities and Exchange Commission (the “SEC”) on March 16, 2026. The results of operations for the interim period ended June 30, 2026 are not necessarily indicative of the results for the entire year ending December 31, 2026.

Basis of accounting

The condensed consolidated financial statements are prepared in accordance with U.S. GAAP. The condensed consolidated financial statements include the assets and liabilities and results of operations of the Company and its subsidiaries including variable interest entities in which the Company is deemed to be the primary beneficiary. All inter-company balances and transactions have been eliminated on consolidation.

The condensed consolidated financial statements are prepared in accordance with the accounting policies described in the Company’s Annual Report on Form 20-F for the year ended December 31, 2025.

Recently Issued Accounting Standards

The following is a brief discussion of a selection of recently released accounting pronouncements that are considered pertinent to the Company’s business and are not yet adopted.

In May 2026, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2026-02, Environmental Credits and Environmental Credit Obligations (Topic 818) (“ASU 2026-02”). The ASU defines environmental credits and when they should be recognized as assets, distinguishes between compliance and noncompliance credits for subsequent measurement, and requires enhanced disclosures about how credits are obtained, used, and valued. The ASU also defines environmental credit obligations and clarifies when entities must recognize environmental credit obligation liabilities arising from regulatory compliance programs, how to measure those liabilities, and what information must be disclosed about those obligations. The amendments are effective for the Company for annual reporting periods beginning after December 15, 2027, and interim reporting periods within those annual reporting periods. Early adoption is permitted as of the beginning of an annual reporting period. The Company is currently evaluating the impact of this guidance on its consolidated financial statements and related disclosures.

In December 2025, the FASB issued ASU No. 2025-12, Codification Improvements (“ASU 2025-12”). The amendments in this ASU update the FASB Accounting Standards Codification for a broad range of topics arising from technical corrections, unintended application of the Codification, clarifications, and other minor improvements. The amendments are effective for the Company for annual periods beginning after December 15, 2026, and interim reporting periods within those annual reporting periods, with early adoption permitted. The Company is currently evaluating the impact of this guidance on its consolidated financial statements and related disclosures.

In December 2025, the FASB issued ASU No. 2025-11, Interim Reporting (Topic 270): Narrow-Scope Improvements (“ASU 2025-11”). The ASU improves guidance about the format and information included in the interim financial statements, lists the required interim disclosures and provides a disclosure principle that requires entities to disclose events and changes that occur after the end of the most recent fiscal year that have a material impact on the entity. The amendments are effective for the Company for interim periods within annual periods beginning after December 15, 2027, with early adoption permitted. The Company is currently evaluating the impact of this guidance on its consolidated financial statements and related disclosures.
In November 2024, the FASB issued ASU No. 2024-03, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses (“ASU 2024-03”). ASU 2024-03 requires entities to disclose specific information about certain costs and expenses in the notes to the financial statements for interim and annual reporting periods. The objective of the disclosure requirements is to provide disaggregated information about a public business entity's expense to help investors (a) better understand the entity's performance, (b) better assess the entity's prospects for future cash flows, and (c) compare the entity's performance over time and with that of other entities. In January 2025, the FASB issued ASU No. 2025-01, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Clarifying the Effective Date (“ASU 2025-01”), which clarified that all public entities are required to adopt the guidance in ASU 2024-03 in annual reporting periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027. The Company is currently evaluating the impacts that ASU 2024-03 and ASU 2025-01 will have on the Company’s financial statements’ presentation and disclosures.

Recently Adopted Accounting Standards

In July 2025, the FASB issued ASU No. 2025-05, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets (“ASU 2025-05”). The amendments provide all entities with a practical expedient to assume that current conditions as of the balance sheet date do not change for the remaining life of the assets. The amendments became effective for the Company on January 1, 2026. Adoption of ASU 2025-05 did not have a material impact on the Company’s financial statements’ presentation and disclosures.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Such estimates include, but are not limited to, the valuation and impairment assessment of vessels, rigs and equipment, and the valuation of financial instruments at fair value.

Management believes the accounting estimates and assumptions applied are appropriate in light of the continuing market volatility associated with U.S. and global trade policies, including tariffs and port fees, as well as sanctions and geopolitical conflicts, including the war between Russia and Ukraine and developments in the Middle East. However, actual results could differ materially from those estimates.

Segment Information

The chief operating decision maker evaluates performance by assessing the Company’s consolidated net income and its impact on overall shareholder returns, leading to a determination that the Company operates within a single reportable segment. The Company's assets operate on a world-wide basis and the Company’s management does not evaluate performance by geographical region or by asset type, as it believes that any such information would not be meaningful. There have been no material changes since the Company’s Annual Report on Form 20-F for the year ended December 31, 2025.